RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

Due from related parties

For operational purposes, the Company provided a certain amount of advances to members of its management team, including its CEO. As of December 31, 2022 and 2021, the outstanding balance of the advances to the Company’s management was $0 and $0, respectively. The advances of $0 and $6,200, respectively, were collected during the years ended December 31, 2022 and 2021.

Due to related parties

On July 15, 2019, the Company entered into a loan agreement of $459,315 with one of its related parties, Liaoning Xinjian Linguo Yitang Health Management Ltd., without interest charge and collateral. The loan is due on demand. The Company’s CEO, Mr. Heng Fei Yang, is the controlling owner of Liaoning Xinjian Linguo Yitang Health Management Ltd. During the years ended December 31, 2022 and 2021, the Company repaid $185,668 and $271,265, respectively. As of December 31, 2022 and 2021, the outstanding balance of the loan was $0 and $196,625, respectively.

On April 15, 2021, the Company entered into a loan agreement of $293,493 with one of its related parties, Mr. Heng Fei Yang, without interest charge and collateral. The loan is due on demand. Mr. Heng Fei Yang is the Company’s CEO. The loan was repaid in full during the second quarter of 2022. During the year ended December 31, 2022, the Company borrowed a total of $121,501 from Mr. Yang and repaid $355,517. As of December 31, 2022 and 2021, the outstanding balance of the loan was $46,098 and $297,848, respectively.

On August 20, 2022, the Company entered into a 12-month loan agreement in the total amount of $178,241 with one of its related parties, Mr. Jinhua Xu, without interest charge and collateral. Mr. Xu is a shareholder of the Company. As of December 31, 2022 and 2021, the outstanding balance of the loan was $173,956 and $0, respectively.

On September 23, 2022 and October 14, 2022, the Company entered into two 3-month loan agreements in the total amount of $12,625 with one of its related parties, Ms. Xiaoyan Yuan, without interest charge and collateral. The loans were repaid in full on October 28, 2022. Ms. Yuan is shareholder of the Company. As of December 31, 2022 and 2021, there was no outstanding balance.

Sales with a related party

During the years ended December 31, 2022 and 2021, the Company sold healthcare products in the total amount of $32,342 to one of its related parties, Suzhou Xinjianlin Health Management Co., Ltd. (“Xinjianlin “). As of December 31, 2022 the balance of advances from Xinjianlin was $1,703.